October 2, 1995

                            MIDWEST STRATEGIC TRUST
                                  EQUITY FUND
                                  UTILITY FUND

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1995

     Effective immediately, Class A shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a .75% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of
 .75% of the purchase amount to participating unaffiliated dealers at the time the investor purchases Class A shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares made before October
1, 1995 are not subject to the contingent deferred sales load.
If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange.
However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of Class A shares:

                                           Class A   Class C
Shareholder Transaction Expenses           Shares    Shares
--------------------------------           -------   -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . .      4%      None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price)  None*   1%
Sales Load Imposed on Reinvested Dividends    None    None
Exchange Fee . . . . . . . . . . . . . .  . . None    None
Redemption Fee . . . . . . . . . . . . .  . . None**  None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

     HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads in the section entitled "How to Purchase Shares -
Class A Shares" on page 13 has been revised as set forth below:

     Class A shares of each Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.
                                                    Dealer
                                Sales Load         Reallowance
                                  as % of:         as % of
                                Public   Net        Public
                                Offering Amount    Offering
Amount of Investment            Price    Invested    Price*
--------------------            -------- --------  ---------
Less than $100,000                4.00%    4.17%      3.60%
$100,000 but less than $250,000   3.50     3.63       3.30
$250,000 but less than $500,000   2.50     2.56       2.30
$500,000 but less than $1,000,000 2.00     2.04       1.80
$1,000,000 or more                None**   None**

* During the period from October 1, 1995 until December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

October 2, 1995

                       MIDWEST STRATEGIC TRUST
                   U.S. GOVERNMENT SECURITIES FUND
                      TREASURY TOTAL RETURN FUND

            SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1995

     Effective immediately, shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission (equal to .50% of the purchase amount of U.S. Government Securities Fund shares and .75% of the purchase amount of Treasury Total Return Fund shares) to participating unaffiliated dealers at the time the investor purchases shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of shares made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of shares:

                                         U.S.       Treasury
                                        Government  Total
                                        Securities  Return
Shareholder Transaction Expenses         Fund       Fund
--------------------------------        ----------  --------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . .   2%       4%
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price) None*    None*
Sales Load Imposed on Reinvested Dividends . None     None
Exchange Fee . . . . . . . . . . . . . . . . None     None
Redemption Fee . . . . . . . . . . . . . . . None**   None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer. The contingent deferred sales load is equal to .50% of the value of U.S. Government Securities Fund shares subject to the load and .75% of the value of Treasury Total Return Fund shares subject to the load.
** A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

     HOW TO PURCHASE SHARES. The tables of sales loads in the section entitled "How to Purchase Shares" on pages 11-12 have been revised as set forth below:

      Shares of each Fund are purchased at the public offering price. The public offering price of shares of the U.S. Government Securities Fund applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                  Dealer
                                                 Reallowance
                              Sales Load as % of:    as % of
                              Public      Net       Public
                              Offering   Amount     Offering
Amount of Investment          Price     Invested    Price*
--------------------          --------  --------   ---------
Less than $100,000               2.00%    2.04%     1.80%
$100,000 but less than $250,000  1.50     1.52      1.35
$250,000 but less than $500,000  1.00     1.01       .90
$500,000 but less than $1,000,000 .75      .76       .65
$1,000,000 or more               None**   None**

The public offering price of shares of the U.S. Government Securities Fund applicable to investors whose accounts were opened prior to February 1, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.
                                                   Dealer
                                                 Reallowance
                              Sales Load as % of:  as % of
                              Public      Net      Public
                              Offering   Amount    Offering
Amount of Investment          Price      Invested  Price
--------------------          --------   --------  ---------
Less than $500,000                1.00%    1.01%     1.00%
$500,000 but less than $1,000,000  .75      .76       .75
$1,000,000 or more                None**   None**

The public offering price of shares of the Treasury Total
Return Fund is the next determined net asset value per share plus a sales load as shown in the following table.

                                                   Dealer
                                                 Reallowance
                              Sales Load as % of:   as % of
                              Public      Net      Public
                              Offering   Amount    Offering
Amount of Investment          Price     Invested    Price*
--------------------          --------  --------  ---------
Less than $100,000                4.00%   4.17%      3.60%
$100,000 but less than $250,000   3.50    3.63       3.30
$250,000 but less than $500,000   2.50    2.56       2.30
$500,000 but less than $1,000,000 2.00    2.04       1.80
$1,000,000 or more                None**  None**

* During the period from October 1, 1995 until December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.